VARIABLE INTEREST ENTITY - Schedule of Amounts Recognized in Balance Sheet (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Total current assets	$ 239,627	$ 404,634	$ 500,467
Total assets	2,187,922	2,146,824	1,431,498
Total current liabilities	2,193,382	1,167,923	469,936
Total liabilities	4,369,643	3,112,840	1,117,867
Atlas
Total current assets	214,556	75,652	88,491
Total assets	571,817	543,500	439,742
Total current liabilities	214,538	140,365	84,800
Total liabilities	$ 414,538	$ 629,365	$ 521,800